Comprehensive Loss	9 Months Ended
Sep. 30, 2011
Comprehensive Loss/Issuance of Common Stock and Warrants/Capitalization [Abstract]
Comprehensive Loss

4. Comprehensive Loss

All components of comprehensive loss, including net loss, are reported in the financial statements in the period in which they are recognized. Comprehensive loss is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources.

Below is a reconciliation, in thousands, of net loss to comprehensive loss for all periods presented.

	Nine months ended September 30,
	2010	2011
Net loss	$(9,326)	$(9,494)
Unrealized loss on available-for-sale securities	(24)	(26)
Proportionate share of comprehensive income for equity method investment	—	36

Comprehensive loss	$(9,350)	$(9,484)